Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Outstanding Balance and Transactions with Related Parties

The following table provided the total amount of outstanding balance at December 31, 2017 and 2016.

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
	2017	2016	2017	2016
	US$’000	US$’000	US$’000	US$’000
The ultimate parent company
PEWC	88	2,693	1,019	457
PEWC, Singapore Branch	15	14	—	—
PEWC Singapore Co. (Pte) Ltd.	—	—	1,008	993
PEWC (HK)	7,420	7,488	2,394	88

The immediate holding company
Moon View	—	—	1,537	1,537

Associate
SPHC	180	164	1,362	1,362

Non-controlling shareholder of subsidiary
Italian-Thai and its affiliates	5,651	2,214	—	—
Fujikura Limited	—	—	—	131

Others	—	—	23	65
Total	13,354	12,573	7,343	4,633

The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2017	2016	2015
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases of materials	12,818	2,291	3,706
	Purchases of products	5,352	6,305	3,592
	Sales	1,457	493	111
	Fabrication income received	208	—	—
	Management fee received	—	4	17
	Management fee paid	143	145	241
	Information technology service fee paid	114	118	97
PEWC, Singapore Branch	Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd.	Interest expenses paid	15	11	9
PEWC (HK)	Purchases of materials	4,180	6,331	32,440
	Sales	24,437	25,546	29,634

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	6,203	3,058	3,030
	Construction of factory building expenses and acquisition of assets	—	285	2,605
Fujikura Limited	Purchases of products	1,115	1,064	917

Compensation of Key Management Personnel
(c)	Compensation of key management personnel of the Company

	For the years ended December, 31
	2017	2016	2015
	US$’000	US$’000	US$’000
Short-term employee benefits	3,900	3,344	3,382
Post-employment benefits	103	100	87
Termination benefits	43	103	80
Total compensation paid to key management personnel	4,046	3,547	3,549